Share-Based Compensation - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) share_type day installment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Oct. 02, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price (usd per share) | $ / shares	$ 11.50			$ 10.00
Trading days	20 days
Granted (in shares) | shares	3,556,000	0
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Share Based Stock Type | share_type	2
Award vesting installments | installment	3
Time Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	3,185,000
Compensation expense	$ 3,153,000
Unrecognized compensation costs	$ 7,919,000
Unrecognized cost, recognition period	2 years 2 months 12 days
Unvested shares outstanding (in shares) | shares	3,155,000	0
Unvested shares weighted average fair value (usd per share) | $ / shares	$ 3.51	$ 0
Time Based RSU | Employees and Other Service Providers
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Time Based RSU | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	1 year
Market Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Vesting Component Triggering Event, Day | day	151
Granted (in shares) | shares	3,930,000	0
Compensation expense	$ 3,440,000
Unrecognized compensation costs	$ 3,198,000
Unrecognized cost, recognition period	1 year 6 months 25 days
Unvested shares outstanding (in shares) | shares	3,930,000	0
Unvested shares weighted average fair value (usd per share) | $ / shares	$ 1.69	$ 0
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 5,623,000	$ 2,527,000	$ 2,531,000
Unrecognized compensation costs	$ 8,321,000
Unrecognized cost, recognition period	2 years 25 days
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 2,741,000	$ 0
Unrecognized cost, recognition period	10 years
Award requisite service period	3 years
Unvested shares outstanding (in shares) | shares		2,535,825
Unvested shares weighted average fair value (usd per share) | $ / shares		$ 1.08
Shares withheld for tax withholding obligation (in shares) | shares	771,141
Tax payment	$ 7,650,000
Phantom RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting installments | installment	3
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting installments | installment	3
Expiration period	10 years
Minimum | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	2 years
Maximum | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	5 years